Award Timing Disclosure	12 Months Ended
Apr. 25, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee and senior management monitor the company’s equity grant policies to evaluate whether such policies comply with governing regulations and are consistent with good corporate governance practices. Annual equity grants to the executive officers are generally made at the Compensation Committee meeting held in June of each year, after results for the preceding fiscal year become available and after review and evaluation of each executive officer’s performance, enabling the Compensation Committee to consider both the prior year’s performance and expectations for the succeeding year in making equity grant decisions. However, the Compensation Committee may make grants at any time during the year it deems appropriate. The company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the company time the release of MNPI based on equity grant dates.
Award Timing Method	Annual equity grants to the executive officers are generally made at the Compensation Committee meeting held in June of each year, after results for the preceding fiscal year become available and after review and evaluation of each executive officer’s performance, enabling the Compensation Committee to consider both the prior year’s performance and expectations for the succeeding year in making equity grant decisions. However, the Compensation Committee may make grants at any time during the year it deems appropriate. The company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the company time the release of MNPI based on equity grant dates.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee and senior management monitor the company’s equity grant policies to evaluate whether such policies comply with governing regulations and are consistent with good corporate governance practices.
MNPI Disclosure Timed for Compensation Value	false